STOCK BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 160,077	$ 26,200	$ 478,577	$ 337,588	$ 1,124,488	$ 150,700
Employee Stock [Member]
Stock-based compensation expense	157,500	26,200	476,000	303,200	290,100	143,900
NonEmployee Stock [Member]
Stock-based compensation expense	$ 2,577	$ 0	$ 2,577	$ 34,388	$ 834,388	$ 6,800